Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 660,794	$ 565,610	$ 407,211
Operating expenses:
Ship operating (note 4)	138,655	135,696	108,098
Depreciation and amortization	165,541	140,354	101,026
General and administrative	24,617	16,818	9,612
Operating lease	3,145
(Gain) loss on vessels (notes 5 and 6)	(9,773)	16,237
Total operating expenses	322,185	309,105	218,736
Operating earnings	338,609	256,505	188,475
Other expenses (income):
Interest expense	71,996	50,849	28,801
Interest income	(1,190)	(854)	(60)
Undrawn credit facility fees	1,516	4,282	4,515
Amortization of deferred charges (note 7)	8,574	3,421	1,933
Change in fair value of financial instruments (note 18b)	135,998	281,027	241,033
Equity loss on investment (note 8(b))	259	1,180
Other expenses	151
Total Other expenses (income)	217,304	339,905	276,222
Net earnings (loss)	$ 121,305	$ (83,400)	$ (87,747)
Earnings (loss) per share (note 13):
Class A common share, basic	$ 0.84	$ (2.04)	$ (1.70)
Class A common share, diluted	$ 0.81	$ (2.04)	$ (1.70)